Commitments and contingencies (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Additional payments upon the occurrence of certain events such as change of control	$ 1,299
Royalty paid per kilowatt capacity until licensed patents expired or abandoned	120
Royalty paid per kilowatt capacity after licensed patents expired or abandoned	60
Due within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum commitments under agreements	$ 980
Minimum commitments under agreements and all payable term	1 year
Between May 31, 2024 and May 1, 2027 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rental commitments remaining under lease	$ 90
Between May 31, 2024 and May 1, 2027 [Member] | Due within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Term of minimum amount of rental payments	1 year
Minimum rental commitments remaining under lease	$ 49
Maracas Menchen Mine [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining amounts due related to goods not received or services not rendered	3,734
Largo Clean Energy Corp. [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining amounts due related to goods not received or services not rendered	$ 70